Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary Of Changes In Convertible Debt

The following table provides a summary of the changes in convertible debt—third parties, net of unamortized discount, during the quarter ended March 31, 2013:

Balance at December 31, 2012	$318,658
January 2013 Notes, face value	550,000
Discount on beneficial conversion feature of January 2013 Notes at issuance	(120,009)
Discount on fair value of Series J warrant liability at issuance	(165,820)
Repayment of January 23, 2013 Notes	(450,000)
Conversion of January 23, 2013 Notes into common stock	(100,000)
Conversion of July 25, 2012 Notes into common stock	(900,000)
Amortization of debt discount to interest expense through March 31, 2013	1,168,581

Balance at March 31, 2013	$301,410

The following table provides a summary of the changes in convertible debt – third parties, net of unamortized discount, during 2012:

Balance at December 31, 2011	$—
July 25, 2012 Notes, face value	3,455,000
Discount on beneficial conversion feature of Notes at issuance	(1,266,665)
Discount on fair value of Series I warrant liability at issuance	(1,957,665)
Amortization of debt discount to interest expense through December 31, 2012	87,988

Balance at December 31, 2012	$318,658

Related Party Transactions
Summary Of Changes In Convertible Debt

The following table provides a summary of the changes in convertible debt—related parties, net of unamortized discount, during the quarter ended March 31, 2013:

Balance at December 31, 2012	$58,105
January 2013 Notes, face value	100,000
Discount on beneficial conversion feature of January 2013 Notes at issuance	(21,820)
Discount on fair value of Series J warrant liability at issuance	(30,149)
Repayment of January 23, 2013 Notes	(100,000)
Amortization of debt discount to interest expense through March 31, 2013	69,081

Balance at March 31, 2013	$75,217

The following table provides a summary of the changes in convertible debt – related parties, net of unamortized discount, during 2012:

Balance at December 31, 2011	$—
July 25, 2012 Notes, face value	630,000
Discount on beneficial conversion feature of Notes at issuance	(230,970)
Discount on fair value of Series I warrant liability at issuance	(356,969)
Amortization of debt discount to interest expense through December 31, 2012	16,044

Balance at December 31, 2012	$58,105